Junior Subordinated Deferrable Interest Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Junior Subordinated Deferrable Interest Debentures
Junior subordinated deferrable interest debentures, major types of business trusts

The following table illustrates key information about each of the Debentures and their interest rates at December 31, 2012:

	Junior Subordinated Deferrable Interest Debentures	Repricing Frequency	Interest Rate	Interest Rate Index(1)	Maturity Date	Optional Redemption Date(1)
	(in thousands)
Trust VI	$25,774	Quarterly	3.76%	LIBOR + 3.45	November 2032	February 2008
Trust VII	10,310	Quarterly	3.56%	LIBOR + 3.25	April 2033	April 2008
Trust VIII	25,774	Quarterly	3.39%	LIBOR + 3.05	October 2033	October 2008
Trust IX	41,238	Quarterly	1.98%	LIBOR + 1.62	October 2036	October 2011
Trust X	34,021	Quarterly	1.96%	LIBOR + 1.65	February 2037	February 2012
Trust XI	32,990	Quarterly	1.98%	LIBOR + 1.62	July 2037	July 2012
Trust XII	20,619	Quarterly	1.76%	LIBOR + 1.45	September 2037	September 2012

	$190,726

(1)
The Capital Securities may be redeemed in whole or in part on any interest payment date after the Optional Redemption Date.